Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents (Note 6)	$ 21,252,058	$ 56,902,077
Other assets (Note 7)	2,877,934	3,976,350
Total current assets	24,129,992	60,878,427
NON-CURRENT ASSETS
Investments in equity instrument at fair value through other comprehensive income (Notes 9 and 22)	235,567
Investment in associate company (Note 11)		8,587
Property, plant and equipment, net	29,268	43,140
Right-of-use assets	229,982	249,601
Intangible assets	1,716	5,836
Total non-current assets	496,533	307,164
TOTAL ASSETS	24,626,525	61,185,591
CURRENT LIABILITIES
Trade payables (Note 12)	7,918,607	12,784,485
Other payables (Note 12)	3,081,329	2,325,038
Current borrowings (Notes 13 and 21)	1,800,387	7,748,831
Lease liabilities – current (Note 21)	226,187	215,671
Financial liabilities at fair value through profit or loss (Notes 8, 21 and 22)	88,394	90,213
Total current liabilities	13,114,904	23,164,238
NON-CURRENT LIABILITY
Long-term borrowings (Notes 13 and 21)	24,798,552	29,656,133
Total non-current liability	24,798,552	29,656,133
TOTAL LIABILITIES	37,913,456	52,820,371
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY (Note 14)
Ordinary shares	63,931,993	63,019,962
Capital surplus	243,791,693	223,910,955
Accumulated deficit	(321,067,236)	(278,386,749)
Other reserves	56,619	(178,948)
Total equity attributable to stockholders of the Company	(13,286,931)	8,365,220
Total equity/(Capital deficiency)	(13,286,931)	8,365,220
TOTAL LIABILITIES AND EQUITY/(CAPITAL DEFICIENCY)	$ 24,626,525	$ 61,185,591